UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-21193)

First American Minnesota Municipal Income Fund II, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/13

Date of reporting period: 05/31/13

Schedule of Investments | May 31, 2013 (unaudited)

Minnesota Municipal Income Fund II (MXN)

Item 1. Schedule of Investments.

DESCRIPTION	PAR	FAIR VALUE

(Percentages of each investment category relate to total net assets applicable to outstanding common shares)
Municipal Long-Term Investments — 155.9%
Economic Development Revenue — 3.3%
Minneapolis Development, Limited Tax Supported Common Bond, Series 2007-2A (AMT), 5.13%, 6/1/22	$500,000	$536,450
Moorhead, American Crystal Sugar Company, Recovery Zone Facility, Series 2010, 5.65%, 6/1/27	200,000	222,554

		759,004

Education Revenue — 31.1%
Anoka County, Charter School Lease, Series 2012-A, 5.00%, 6/1/43	100,000	101,740
Baytown Township, St. Croix Preparatory Academy Project, Series 2008-A, 7.00%, 8/1/38	350,000	374,941
Higher Education Facilities, Augsburg College, Series 2006-6J1, 5.00%, 5/1/28	200,000	204,056
Higher Education Facilities, Bethel University, Series 2007-6R, 5.50%, 5/1/24	500,000	525,810
Higher Education Facilities, Macalester College, Series 2012-7S
3.25%, 5/1/36	1,000,000	931,680
4.00%, 5/1/43	400,000	406,784
Higher Education Facilities, University of St. Thomas,
5.00%, 10/1/39, Series 2009-7A	1,000,000	1,090,430
5.25%, 4/1/39, Series 2009-6X	300,000	329,280
Minnesota State Colleges & Universities, Series 2013-A, 3.00%, 10/1/33	400,000	367,180
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series 2006-A, 5.00%, 12/1/36	510,000	516,686
St. Paul Housing & Redevelopment Authority, Conservatory for Performing Artists Project, Series 2013-A, 4.63%, 3/1/43	110,000	108,504
St. Paul Housing & Redevelopment Authority, German Immersion School Project, Series 2013-A, 5.00%, 7/1/44	325,000	322,452
St. Paul Housing & Redevelopment Authority, Nova Classical Academy, Series 2011-A, 6.38%, 9/1/31	450,000	506,421
University of Minnesota, Series 2011-A, 5.25%, 12/1/29	1,000,000	1,189,270
Woodbury City Charter School Lease, Series 2012-A, 5.00%, 12/1/43	100,000	101,817

		7,077,051

General Obligations — 11.7%
Crow Wing County Jail, Series 2004-B (NATL), 5.00%, 2/1/21	550,000	587,361
Fertile City Economic Development Authority, Series 2012-A, 4.00%, 12/1/39	280,000	284,430
Hennepin County, Series 2008-D, 5.00%, 12/1/25	1,000,000	1,139,090
Puerto Rico Commonwealth, Series 2007-A, 5.00%, 7/1/28	350,000	339,174
Rockford Independent School District No 883, Series 2013-A, 3.00%, 2/1/27	320,000	314,666

		2,664,721

Healthcare Revenue — 40.3%
Center City Health Care Facilities, Hazelden Foundation Project, Series 2011, 5.00%, 11/1/41	200,000	213,546
City of Sauk Rapids, Good Shepherd Lutheran Home, Series 2013, 5.13%, 1/1/39	100,000	100,560
Cuyuna Range Hospital District, Health Facilities, Series 2005, 5.50%, 6/1/35	400,000	404,332
Glencoe City Health Care Facilities, Glencoe Regional Health Services Project, Series 2013, 4.00%, 4/1/31	230,000	230,499
Maple Grove City Health Care Facilities, Maple Grove Hospital, Series 2007, 5.00%, 5/1/20	20,000	21,572
Maple Grove City Health Care Facilities, North Memorial Health Care, Series 2005, 5.00%, 9/1/35	210,000	212,657
Marshall Medical Center, Weiner Medical Center Project, Series 2003-A, (Pre-refunded 11/1/13 @ 100), 5.35%, 11/1/17	350,000	356,699
Minneapolis & St. Paul Housing & Redevelopment Authority, HealthPartners Obligated Group Project, Series 2003, 5.88%, 12/1/29	750,000	767,595
Minneapolis Health Care Facilities, Walker Campus Project, Series 2012, 4.75%, 11/15/28	450,000	454,086
Minneapolis Health Care Systems, Fairview Health Services,
6.63%, 11/15/28, Series 2008-A	875,000	1,059,800
6.50%, 11/15/38, Series 2008-B (AGC)	535,000	649,469
Minnesota Agricultural & Economic Development Board, Fairview Health Care System, Series 2000-A, 6.38%, 11/15/29	25,000	25,098
Monticello-Big Lake Community Hospital District, Health Care Facilities, Series 2003-C, 6.20%, 12/1/22 ¥	400,000	400,744
New Hope Housing & Health Care Facility, Masonic Home North Ridge, Series 1999, 5.75%, 3/1/15 ¥	275,000	275,440
Northern Itasca Hospital District, Health Facilities Gross Revenue, Series 2013-A, 4.40%, 12/1/33	250,000	244,058
Prior Lake Senior Housing, Shepard’s Path Senior Housing, Series 2006-B, 5.70%, 8/1/36	200,000	201,506

MINNESOTA MUNICIPAL INCOME FUND II	2013 QUARTERLY REPORT

Schedule of Investments | May 31, 2013 (unaudited)

Minnesota Municipal Income Fund II (MXN)

DESCRIPTION	PAR	FAIR VALUE
Shakopee Health Care Facilities, St. Francis Regional Medical Center, Series 2004, 5.10%, 9/1/25	$500,000	$507,040
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series 2009, 5.75%, 7/1/39	715,000	794,579
St. Paul Housing & Redevelopment Authority, Allina Health System, Series 2009-A-1, 5.25%, 11/15/29	450,000	497,236
St. Paul Housing & Redevelopment Authority, HealthEast Project, Series 2005, 6.00%, 11/15/30	200,000	213,364
St. Paul Housing & Redevelopment Authority, Regions Hospital,
5.25%, 5/15/18	500,000	501,415
5.30%, 5/15/28	170,000	170,221
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Series 2007-A, 5.25%, 10/1/42	250,000	250,605
St. Paul Port Authority, HealthEast Midway Campus, Series 2005-A, 5.75%, 5/1/25	600,000	628,818

		9,180,939

Housing Revenue — 40.3%
Minneapolis Housing, Keeler Apartments Project, Series 2007-A, 5.00%, 10/1/37	300,000	295,824
Minneapolis Multifamily Housing, Seward Towers Project, Series 2003 (GNMA), 5.00%, 5/20/36	1,190,000	1,215,014
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed City Living, Series 2006-A4 (AMT) (FHLMC) (FNMA) (GNMA), 5.00%, 11/1/38	40,386	41,708
Minnesota Housing Finance Agency, Series 2009-E, 5.10%, 1/1/40	845,000	896,689
Minnesota Housing Finance Agency, Homeownership Finance, Series 2011-D (FHLMC) (FNMA) (GNMA), 4.70%, 1/1/31	95,000	100,950
Minnesota Housing Finance Agency, Nonprofit Housing, State Appropriation, Series 2011, 5.00%, 8/1/31	1,000,000	1,111,710
Minnesota Housing Finance Agency, Rental Housing, Series 2011-A, 5.45%, 8/1/41	1,700,000	1,873,927
Minnesota Housing Finance Agency, Residential Housing, Series 2008-B (AMT), 5.65%, 7/1/33	30,000	31,478
Minnesota Housing Finance Agency, Residential Housing,
4.70%, 7/1/27, Series 2007-D (AMT)	880,000	907,931
4.85%, 7/1/38, Series 2007-I (AMT)	10,000	10,258
3.90%, 7/1/43, Series 2013-C «	750,000	731,790
Moorhead Economic Development Authority, Housing Development Eventide Project, Series 2006-A, 5.15%, 6/1/29	300,000	300,402
Moorhead Senior Housing, Sheyenne Crossing Project, Series 2006, 5.65%, 4/1/41 ¥	330,000	333,198
St. Paul Housing & Redevelopment Authority, Nursing Home Episcopal,
5.63%, 10/1/33, Series 2006 ¥	448,665	459,092
5.15%, 11/1/42, Series 2012-A	100,000	98,343
St. Paul Multifamily Housing, Selby Grotto Housing Project, Series 2003 (AMT) (FHA) (GNMA), 5.50%, 9/20/44	655,000	657,613
Wayzata Senior Housing Revenue, Folkestone Senior Living Community, Series 2012-A, 6.00%, 5/1/47	110,000	120,153

		9,186,080

Industry Development Revenue — 3.0%
St. Paul Port Authority, Solid Waste Disposal, Series 2012-7 (AMT), 4.50%, 10/1/37	700,000	684,957

Leasing Revenue — 9.3%
Andover Economic Development Authority, Public Facility, Community Center, Series 2004 (Crossover Refunded 2/1/14 @ 100),
5.13%, 2/1/24	295,000	304,375
5.13%, 2/1/24	205,000	211,515
Duluth Capital Appreciation Independent School District Number 709, Series 2012-A, Certificate of Participation, Zero Coupon Bond (MSDCEP), 3.68%, 2/1/28	600,000	340,020
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center, Series 2008, 5.00%, 12/1/32	100,000	105,854
State of Minnesota General Fund, Series 2012-B, 3.00%, 3/1/30	800,000	762,328
Washington County Housing & Redevelopment Authority, Lower St. Croix Valley Fire Protection, Series 2003, 5.13%, 2/1/24	400,000	400,528

		2,124,620

Miscellaneous Revenue — 1.7%
St. Paul Housing & Redevelopment Authority, Parking Facilities Project, Series 2010-A, 5.00%, 8/1/30	340,000	376,543

Recreation Authority Revenue — 1.5%
Moorhead Golf Course, Series 1998-B, 5.88%, 12/1/21 ¥	330,000	330,211

Tax Revenue — 1.2%
Minneapolis Tax Increment, St. Anthony Falls Project, Series 2005, 5.65%, 2/1/27 ¥	150,000	147,467

MINNESOTA MUNICIPAL INCOME FUND II	2013 QUARTERLY REPORT

Schedule of Investments | May 31, 2013 (unaudited)

Minnesota Municipal Income Fund II (MXN)

DESCRIPTION	PAR/ SHARES	FAIR VALUE
St. Paul Housing & Redevelopment Authority Tax Increment, Upper Landing Project, Series 2012, 5.00%, 3/1/29	$130,000	$134,936

		282,403

Utility Revenue — 12.5%
Chaska Electric,
5.00%, 10/1/30, Series 2005-A	500,000	532,130
6.10%, 10/1/30, Series 2000-A	10,000	10,040
City of Rochester, Electric Utility Revenue, Series 2013-B, 4.00%, 12/1/38	355,000	362,025
Northern Municipal Power Agency, Minnesota Electric System, Series 2008-A (AGC)
5.00%, 1/1/18	300,000	349,812
5.00%, 1/1/20	250,000	284,567
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series 2008-A, 6.00%, 7/1/38	600,000	615,516
Puerto Rico Electric Power Authority, Series 2007-VV (NATL), 5.25%, 7/1/29	520,000	529,038
Southern Minnesota Municipal Power Agency, Series 1994-A, Zero Coupon Bond (NATL),
3.10%, 1/1/24	115,000	83,044
3.36%, 1/1/26	100,000	65,751
3.50%, 1/1/27	40,000	24,968

		2,856,891

Total Municipal Long-Term Investments (Cost: $33,837,549)		35,523,420

Short-Term Investment — 2.9%
Federated Minnesota Municipal Cash Trust, Institutional Shares, 0.01% (Cost: $665,013)	665,013	665,013

Total Investments ▲— 158.8% (Cost: $34,502,562)		36,188,433

Preferred Shares at Liquidation Value — (57.0)%		(13,000,000)

Other Assets and Liabilities, Net — (1.8)%		(406,056)

Total Net Assets Applicable to Outstanding Common Shares — 100.0%		$22,782,377

MINNESOTA MUNICIPAL INCOME FUND II	2013 QUARTERLY REPORT

Schedule of Investments | May 31, 2013 (unaudited)

Minnesota Municipal Income Fund II (MXN)

Security valuations for the fund’s investments are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. As of May 31, 2013, the fund held no internally fair valued securities.

Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of May 31, 2013, the fair value of these investments was $1,946,152 or 8.5% of total net assets applicable to outstanding common shares.

Security purchased on a when-issued basis. On May 31, 2013, the total cost of investments purchased on a when-issued basis was $750,000 or 3.3% of total net assets applicable to common shares.

Crossover refunded securities are typically backed by the credit of the refunding issuer, which secures the timely payment of principal and interest. These bonds mature at the call date and price indicated.

Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of May 31, 2013.

The rate shown is the annualized seven-day effective yield as of May 31, 2013.

▲	On May 31, 2013, the cost of investments for federal income tax purposes was approximately $34,502,562. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$1,966,930
Gross unrealized depreciation	(281,059)

Net unrealized appreciation	$1,685,871

AGC	-	Assured Guaranty Corporation
AMT	-	Alternative Minimum Tax. As of May 31, 2013, the aggregate fair value of securities subject to the AMT was $2,870,395, which represents 12.6% of total net assets applicable to common shares.
FHA	-	Federal Housing Administration
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
MSDCEP	-	Minnesota School District Credit Enhancement Program
NATL	-	National Public Finance Guarantee Corporation

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

MINNESOTA MUNICIPAL INCOME FUND II	2013 QUARTERLY REPORT

Schedule of Investments | May 31, 2013 (unaudited)

Minnesota Municipal Income Fund II (MXN)

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2013, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Municipal Long-Term Investments	$—	$35,523,420	$—	$35,523,420
Short-Term Investment	665,013	—	—	665,013

Total Investments	$665,013	$35,523,420	$—	$36,188,433

During the period ended May 31, 2013, the fund recognized no transfers between fair value levels.

MINNESOTA MUNICIPAL INCOME FUND II	2013 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Minnesota Municipal Income Fund II, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: July 30, 2013

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: July 30, 2013